Shareholder Fees	Jul. 25, 2025 USD ($)
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Inc.- Investor Class
Prospectus [Line Items]
Maximum Account Fee	$ 20	[1]
T. Rowe Price Limited Duration Inflation Focused Bond Fund-I Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Limited Duration Inflation Focused Bond Fund-Z Class
Prospectus [Line Items]
Maximum Account Fee	$ 0

[1]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.